Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2003
Schedule of Capitalization, Equity [Line Items]
Aggregate value	$ 5	$ 5
Net proceeds from issuance of Series B preferred stock	$ 11,369
Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Liquidation preference			$ 1
Series B Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock	480,000	480,000
Series B Preferred Stock [Member] | McDonald Partners, LLC [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock	480,000
Preferred stock rate	6.25%
Share Price	$ 25.00
Aggregate value	$ 12,000
Placement fees	482
Other offering expenses	149
Net proceeds from issuance of Series B preferred stock	$ 11,369
Warrants issued	2.00
Warrant, value	$ 700
Warrant, shares	28,000
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Warrants issued		1,152,125
Common Stock [Member] | McDonald Partners, LLC [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Warrants issued	3.25
Warrant, value	$ 700
Warrant, shares	28,000